Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Related Party Transactions Disclosure [Table Text Block]

	2012	2011	2010
Tsakos Shipping and Trading S.A. (commissions)	5,304	5,461	6,276
Tsakos Energy Management Limited (management fees)	15,587	15,298	13,843
Tsakos Columbia Shipmanagement S.A.	1,280	1,237	634
Argosy Insurance Company Limited	9,701	9,933	9,361
AirMania Travel S.A.	3,661	2,129	437

Total expenses with related parties	35,533	34,058	30,551

Related Party Transactions Balances [Table Text Block]

	December 31,
Due from related parties	2012	2011
Tsakos Columbia Shipmanagement Ltd	1,561	1,641

Total due from related parties	1,561	1,641

Due to related parties
Tsakos Shipping and Trading S.A.	1,110	89
Tsakos Energy Management Limited	53	52
Argosy Insurance Company Limited	1,209	607
AirMania Travel S.A.	222	315

Total due to related parties	2,594	1,063

Related Party Future Management Fees [Table Text Block]

Year	Amount
2013	16,013
2014	16,120
2015	16,111
2016	16,080
2017 to 2022	88,440

152,764